Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

April 30, 2019

RW34-QTLY-0619
1.858598.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,278	$33,104
Fidelity Series Blue Chip Growth Fund (a)	3,842	59,354
Fidelity Series Commodity Strategy Fund (a)	25,401	120,655
Fidelity Series Growth Company Fund (a)	6,887	120,378
Fidelity Series Intrinsic Opportunities Fund (a)	8,949	149,185
Fidelity Series Large Cap Stock Fund (a)	8,528	129,625
Fidelity Series Large Cap Value Index Fund (a)	2,817	36,200
Fidelity Series Opportunistic Insights Fund (a)	3,536	65,103
Fidelity Series Small Cap Discovery Fund (a)	1,494	17,477
Fidelity Series Small Cap Opportunities Fund (a)	3,854	53,371
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,004	98,690
Fidelity Series Value Discovery Fund (a)	5,430	69,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $909,063)		952,865

International Equity Funds - 14.8%
Fidelity Series Canada Fund (a)	1,620	17,368
Fidelity Series Emerging Markets Fund (a)	2,200	21,912
Fidelity Series Emerging Markets Opportunities Fund (a)	10,402	197,538
Fidelity Series International Growth Fund (a)	10,123	160,954
Fidelity Series International Small Cap Fund (a)	2,385	38,713
Fidelity Series International Value Fund (a)	16,715	161,137
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $592,322)		597,622

Bond Funds - 47.2%
Fidelity Series Corporate Bond Fund (a)	25,742	261,539
Fidelity Series Emerging Markets Debt Fund (a)	2,979	28,360
Fidelity Series Floating Rate High Income Fund (a)	647	6,068
Fidelity Series Government Bond Index Fund (a)	35,268	358,318
Fidelity Series High Income Fund (a)	3,202	30,421
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,313	346,769
Fidelity Series International Credit Fund (a)	230	2,281
Fidelity Series Investment Grade Bond Fund (a)	34,155	381,857
Fidelity Series Investment Grade Securitized Fund (a)	26,609	270,352
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,339	202,586
Fidelity Series Real Estate Income Fund (a)	1,724	18,931
TOTAL BOND FUNDS
(Cost $1,900,306)		1,907,482

Short-Term Funds - 14.4%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	116,491	116,491
Fidelity Series Short-Term Credit Fund (a)	11,687	116,635
Fidelity Series Treasury Bill Index Fund (a)	35,028	349,574
TOTAL SHORT-TERM FUNDS
(Cost $583,057)		582,700
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,984,748)		4,040,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,731)
NET ASSETS - 100%		$4,038,938

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$367	$--	$380	$--	$259	$(246)	$--
Fidelity Series All-Sector Equity Fund	65,654	14,709	41,169	8,470	(472)	(5,618)	33,104
Fidelity Series Blue Chip Growth Fund	69,440	18,119	26,799	8,194	1,388	(2,794)	59,354
Fidelity Series Canada Fund	17,295	5,262	5,151	377	(13)	(25)	17,368
Fidelity Series Commodity Strategy Fund	85,015	64,579	19,928	5,556	(711)	(8,300)	120,655
Fidelity Series Corporate Bond Fund	--	285,238	27,615	1,166	117	3,799	261,539
Fidelity Series Emerging Markets Debt Fund	24,711	8,574	4,429	1,113	(251)	(245)	28,360
Fidelity Series Emerging Markets Fund	--	25,207	3,949	89	(21)	675	21,912
Fidelity Series Emerging Markets Opportunities Fund	209,224	72,805	73,704	16,401	(1,687)	(9,100)	197,538
Fidelity Series Floating Rate High Income Fund	10,438	1,011	5,219	456	(117)	(45)	6,068
Fidelity Series Government Bond Index Fund	--	393,533	37,226	1,054	(56)	2,067	358,318
Fidelity Series Government Money Market Fund 2.49%	535,787	47,499	466,795	7,056	--	--	116,491
Fidelity Series Growth Company Fund	140,421	42,486	56,680	13,315	3,398	(9,247)	120,378
Fidelity Series High Income Fund	55,599	5,222	29,825	2,569	(862)	287	30,421
Fidelity Series Inflation-Protected Bond Index Fund	279,847	134,697	70,747	6,032	(1,066)	4,038	346,769
Fidelity Series International Credit Fund	2,164	99	--	98	--	4	2,281
Fidelity Series International Growth Fund	169,750	48,111	53,784	10,605	(14)	(3,109)	160,954
Fidelity Series International Small Cap Fund	40,713	12,702	11,038	3,612	(480)	(3,184)	38,713
Fidelity Series International Value Fund	170,291	38,979	34,070	5,757	(759)	(13,304)	161,137
Fidelity Series Intrinsic Opportunities Fund	166,669	29,311	28,791	12,519	497	(18,501)	149,185
Fidelity Series Investment Grade Bond Fund	1,326,218	116,110	1,078,470	29,264	(22,223)	40,222	381,857
Fidelity Series Investment Grade Securitized Fund	--	296,093	27,024	932	(23)	1,306	270,352
Fidelity Series Large Cap Stock Fund	149,922	38,082	49,216	13,726	235	(9,398)	129,625
Fidelity Series Large Cap Value Index Fund	41,863	7,045	12,544	1,747	497	(661)	36,200
Fidelity Series Long-Term Treasury Bond Index Fund	171,087	84,276	58,683	4,373	(960)	6,866	202,586
Fidelity Series Opportunistic Insights Fund	75,636	18,341	27,857	5,724	1,041	(2,058)	65,103
Fidelity Series Real Estate Income Fund	19,406	2,903	3,410	1,083	(90)	122	18,931
Fidelity Series Short-Term Credit Fund	134,079	19,784	38,634	2,429	(343)	1,749	116,635
Fidelity Series Small Cap Discovery Fund	20,413	4,329	6,719	1,208	(15)	(531)	17,477
Fidelity Series Small Cap Opportunities Fund	62,657	17,815	21,516	6,445	686	(6,271)	53,371
Fidelity Series Stock Selector Large Cap Value Fund	114,445	23,395	34,684	8,676	(674)	(3,792)	98,690
Fidelity Series Treasury Bill Index Fund	--	387,472	37,529	1,128	(26)	(343)	349,574
Fidelity Series Value Discovery Fund	80,978	14,095	21,971	4,368	(284)	(3,095)	69,723
Total	$4,240,089	$2,277,883	$2,415,556	$185,542	$(23,029)	$(38,732)	$4,040,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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